DEFERRED GOVERNMENT GRANTS	12 Months Ended
Dec. 31, 2011
DEFERRED GOVERNMENT GRANTS
17.	DEFERRED GOVERNMENT GRANTS

During the years ended December 31, 2009, 2010 and 2011, the Group received RMB18,907,000, RMB3,490,000 and RMB5,631,000 (US$895,000), respectively, in government grants from the relevant PRC government authorities.

Of the grants received during the years ended December 31, 2009, 2010 and 2011, RMB9,807,000, RMB3,490,000 and RMB4,331,000 (US$688,000), respectively, were provided to reward the Group for the business achievements and recorded in non-operating income upon receipt.

The government grants of RMB9,100,000 received in 2009 and RMB1,300,000 (US$207,000) received in 2011 are required to be used in research and development projects and construction of property, plant, and equipment. These grants are initially deferred and subsequently recognized in the statement of operations when the Group has complied with the conditions or performance obligations attached to the related government grants, if any, and the grants are no longer refundable. Grants that subsidize the cost of research and development are recorded as a reduction of the related research and development expenses. Grants that subsidize the construction cost of property, plant and equipment are amortized over the life of the related assets, when operational, as a reduction of the related depreciation expense.

Movements in deferred government grants are as follows:

	For the year ended December 31,
	2010	2011
	RMB’000	RMB’000	US$’000
Balance at beginning of year	7,832	5,511	876
Additions	—	1,300	206
Recognized in the statement of operations:
—corresponding with research and development expenses	(2,053)	—	—
—corresponding with depreciation of property, plant and equipment	(268)	(402)	(64)

Balance at end of year	5,511	6,409	1,018